EXCELSIOR FUNDS, INC.

REGISTRATION NOS. 002-92665 and 811-04088

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Excelsior Funds, Inc. (the “Company”) that the forms of prospectuses for the Company that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the prospectuses contained in Post-Effective Amendment No. 56 under the 1933 Act and Amendment No. 58 under the 1940 Act, the most recent amendment to the Company’s Registration Statement on Form N-1A, the text of which was filed electronically on June 29, 2007.

IN WITNESS WHEREOF, the Company has caused this certificate to be executed on its behalf by the undersigned on the 5th day of July, 2007.

EXCELSIOR FUNDS, INC.

/s/ Peter T. Fariel
Peter T. Fariel
Assistant Secretary